REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

CMFG Life Insurance Company and

Policyholders of CMFG Variable Life Insurance Account

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the subaccounts of CMFG Variable Life Insurance Account (the “Account”) listed in Appendix A, as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods presented in Appendix A, and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts comprising the Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of all securities owned as of December 31, 2023, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

March 5, 2024

We have served as the auditor of CMFG Variable Life Insurance Account since 2004.

CMFG Variable Life Insurance Account

Appendix A

Subaccounts	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the

Templeton Developing Markets VIP Fund, Class 2, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS® Strategic Income Portfolio, Initial Class, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
T. Rowe Price International Stock Portfolio, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Ultra Series Aggressive Allocation Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Ultra Series Core Bond Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Ultra Series Conservative Allocation Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Ultra Series Diversified Income Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Ultra Series High Income Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Ultra Series International Stock Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Ultra Series Large Cap Growth Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Ultra Series Large Cap Value Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Ultra Series Mid Cap Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Ultra Series Moderate Allocation Fund, Class I, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Vanguard VIF Money Market Portfolio, Subaccount	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

CMFG Variable Life Insurance Account

Statements of Assets and Liabilities

As of December 31, 2023

	Templeton	Invesco V.I.	MFS®	T. Rowe Price
	Developing	Global Strategic	Strategic	International
	Markets VIP	Income Fund,	Income Portfolio,	Stock
	Fund, Class 2,	Non-Service Shares,	Initial Class,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$5,723	$6,333	$137,274	$5,309,400
Total assets	5,723	6,333	137,274	5,309,400

Liabilities	-	-	-	-
Net assets	$5,723	$6,333	$137,274	$5,309,400

Net assets
Net assets: type 1	$-	$-	$137,176	$5,246,235
Net assets: type 2	5,723	6,333	98	63,165
Total net assets	$5,723	$6,333	$137,274	$5,309,400

Number of shares outstanding	695	1,476	16,401	353,724
Net asset value per share	$8.23	$4.29	$8.37	$15.01
Cost of mutual fund shares	$5,300	$7,833	$161,134	$5,108,424

	Ultra Series	Ultra Series	Ultra Series	Ultra Series
	Aggressive	Core Bond	Conservative	Diversified
	Allocation	Fund,	Allocation Fund,	Income
	Fund, Class I,	Class I,	Class I,	Fund, Class I,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$1,345,391	$3,615,575	$146,050	$48,927,530
Total assets	1,345,391	3,615,575	146,050	48,927,530

Liabilities	-	-	-	-
Net assets	$1,345,391	$3,615,575	$146,050	$48,927,530

Net assets
Net assets: type 1	$-	$2,077,067	$-	$41,667,288
Net assets: type 2	1,345,391	1,538,508	146,050	7,260,242
Total net assets	$1,345,391	$3,615,575	$146,050	$48,927,530

Number of shares outstanding	173,259	429,704	16,099	3,473,166
Net asset value per share	$7.77	$8.41	$9.07	$14.09
Cost of mutual fund shares	$1,562,287	$4,284,139	$161,293	$59,979,009

See accompanying notes to financial statements

CMFG Variable Life Insurance Account

Statements of Assets and Liabilities (continued)

As of December 31, 2023

	Ultra Series	Ultra Series	Ultra Series	Ultra Series
	High Income	International	Large Cap	Large Cap
	Fund,	Stock Fund,	Growth Fund,	Value Fund,
	Class I,	Class I,	Class I,	Class I,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$785,631	$2,503,312	$55,441,711	$63,607,392
Total assets	785,631	2,503,312	55,441,711	63,607,392

Liabilities	-	-	-	-
Net assets	$785,631	$2,503,312	$55,441,711	$63,607,392

Net assets
Net assets: type 1	$-	$-	$43,841,226	$55,568,676
Net assets: type 2	785,631	2,503,312	11,600,485	8,038,716
Total net assets	$785,631	$2,503,312	$55,441,711	$63,607,392

Number of shares outstanding	106,785	232,031	2,563,482	2,793,277
Net asset value per share	$7.36	$10.79	$21.63	$22.77
Cost of mutual fund shares	$938,263	$2,535,417	$53,454,752	$71,883,102

	Ultra Series	Ultra Series	Vanguard
	Mid Cap	Moderate	VIF Money
	Fund,	Allocation	Market
	Class I,	Fund, Class I,	Portfolio,
	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$27,431,279	$2,231,592	$1,518,491
Total assets	27,431,279	2,231,592	1,518,491

Liabilities	-	-	-
Net assets	$27,431,279	$2,231,592	$1,518,491

Net assets
Net assets: type 1	$14,553,948	$-	$566,942
Net assets: type 2	12,877,331	2,231,592	951,549
Total net assets	$27,431,279	$2,231,592	$1,518,491

Number of shares outstanding	1,485,333	253,954	1,518,491
Net asset value per share	$18.47	$8.79	$1.00
Cost of mutual fund shares	$24,982,265	$2,541,017	$1,518,491

See accompanying notes to financial statements

CMFG Variable Life Insurance Account

Statements of Operations

For the Year Ended December 31, 2023

	Templeton	Invesco V.I.	MFS®	T. Rowe Price
	Developing	Global Strategic	Strategic	International
	Markets VIP	Income Fund,	Income Portfolio,	Stock
	Fund, Class 2,	Non-Service Shares,	Initial Class,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$115	$-	$5,166	$51,550
Mortality and expense charges (note 3)	(51)	(55)	(1,278)	(47,847)
Net investment income (loss)	64	(55)	3,888	3,703
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	56	(67)	(4,581)	(13,353)
Realized gain distributions	4	-	-	-
Net realized gain (loss) on investments	60	(67)	(4,581)	(13,353)
Net change in unrealized appreciation (depreciation) on investments	545	591	9,658	749,012
Net increase (decrease) in net assets resulting from operations	$669	$469	$8,965	$739,362

	Ultra Series	Ultra Series	Ultra Series	Ultra Series
	Aggressive	Core Bond	Conservative	Diversified
	Allocation	Fund,	Allocation Fund,	Income
	Fund, Class I,	Class I,	Class I,	Fund, Class I,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$29,802	$120,322	$4,043	$1,302,366
Mortality and expense charges (note 3)	(11,514)	(34,617)	(1,403)	(446,420)
Net investment income (loss)	18,288	85,705	2,640	855,946
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	(15,542)	(171,253)	(3,320)	(723,937)
Realized gain distributions	226	-	-	6,417,005
Net realized gain (loss) on investments	(15,316)	(171,253)	(3,320)	5,693,068
Net change in unrealized appreciation (depreciation) on investments	141,383	262,324	11,732	(5,268,562)
Net increase (decrease) in net assets
resulting from operations	$144,355	$176,776	$11,052	$1,280,452

See accompanying notes to financial statements

CMFG Variable Life Insurance Account

Statements of Operations (continued)

For the Year Ended December 31, 2023

	Ultra Series	Ultra Series	Ultra Series	Ultra Series
	High Income	International	Large Cap	Large Cap
	Fund,	Stock Fund,	Growth Fund,	Value Fund,
	Class I,	Class I,	Class I,	Class I,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$38,967	$18,045	$182,030	$1,561,258
Mortality and expense charges (note 3)	(6,793)	(21,335)	(462,446)	(566,562)
Net investment income (loss)	32,174	(3,290)	(280,416)	994,696
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	(10,099)	(15,210)	(14,456)	(680,452)
Realized gain distributions	-	-	4,728,448	1,565,659
Net realized gain (loss) on investments	(10,099)	(15,210)	4,713,992	885,207
Net change in unrealized appreciation (depreciation) on investments	38,411	353,412	7,141,595	(938,819)
Net increase (decrease) in net assets resulting from operations	$60,486	$334,912	$11,575,171	$941,084

	Ultra Series	Ultra Series	Vanguard
	Mid Cap	Moderate	VIF Money
	Fund,	Allocation	Market
	Class I,	Fund, Class I,	Portfolio,
	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$43,617	$54,773	$73,725
Mortality and expense charges (note 3)	(226,075)	(19,281)	(13,412)
Net investment income (loss)	(182,458)	35,492	60,313
Realized gain (loss) on sale of investments
Net realized gain (loss) on sale of fund shares	73,398	(28,699)	-
Realized gain distributions	2,064,025	1,358	16
Net realized gain (loss) on investments	2,137,423	(27,341)	16
Net change in unrealized appreciation (depreciation) on investments	3,842,137	196,219	-
Net increase (decrease) in net assets resulting from operations	$5,797,102	$204,370	$60,329

See accompanying notes to financial statements

CMFG Variable Life Insurance Account

Statements of Changes in Net Assets

For the Years Ended December 31,

	Templeton		Invesco V.I.
	Developing Markets VIP		Global Strategic Income Fund,
	Fund, Class 2, Subaccount		Non-Service Shares, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$64	$128	$(55)	$(57)
Net realized gain (loss) on investments	60	479	(67)	(119)
Net change in unrealized appreciation (depreciation) on investments	545	(2,779)	591	(700)
Net increase (decrease) in net assets resulting from operations	669	(2,172)	469	(876)
Contract transactions
Payments received from contract owners	-	-	-	-
Transfers between subaccounts (including fixed accounts), net	(519)	-	(21)	(13)
Payment for contract benefits and terminations	(352)	(769)	-	(85)
Contract charges and fees	(195)	(203)	(139)	(196)
Net increase (decrease) in net assets from contract transactions	(1,066)	(972)	(160)	(294)
Total increase (decrease) in net assets	(397)	(3,144)	309	(1,170)
Net assets
Beginning of period	6,120	9,264	6,024	7,194
End of period	$5,723	$6,120	$6,333	$6,024

	MFS®		T. Rowe Price
	Strategic Income Portfolio,		International Stock
	Initial Class, Subaccount		Portfolio, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$3,888	$4,270	$3,703	$(7,233)
Net realized gain (loss) on investments	(4,581)	(2,022)	(13,353)	89,414
Net change in unrealized appreciation (depreciation) on investments	9,658	(30,169)	749,012	(1,148,396)
Net increase (decrease) in net assets resulting from operations	8,965	(27,921)	739,362	(1,066,215)
Contract transactions
Payments received from contract owners	-	-	309,624	320,176
Transfers between subaccounts (including fixed accounts), net	35	(245)	(28,309)	(336)
Payment for contract benefits and terminations	(803)	(4,270)	(444,456)	(249,384)
Contract charges and fees	(19,817)	(18,099)	(338,868)	(352,981)
Net increase (decrease) in net assets from contract transactions	(20,585)	(22,614)	(502,009)	(282,525)
Total increase (decrease) in net assets	(11,620)	(50,535)	237,353	(1,348,740)
Net assets
Beginning of period	148,894	199,429	5,072,047	6,420,787
End of period	$137,274	$148,894	$5,309,400	$5,072,047

See accompanying notes to financial statements

CMFG Variable Life Insurance Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	Ultra Series		Ultra Series
	Aggressive Allocation		Core Bond Fund,
	Fund, Class I, Subaccount		Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$18,288	$11,403	$85,705	$74,063
Net realized gain (loss) on investments	(15,316)	93,099	(171,253)	(30,528)
Net change in unrealized appreciation (depreciation) on investments	141,383	(318,276)	262,324	(710,686)
Net increase (decrease) in net assets resulting from operations	144,355	(213,774)	176,776	(667,151)
Contract transactions
Payments received from contract owners	66,719	69,016	240,502	257,408
Transfers between subaccounts (including fixed accounts), net	10,557	1,384	89,463	(42,476)
Payment for contract benefits and terminations	(65,749)	(10,374)	(639,367)	(106,197)
Contract charges and fees	(28,581)	(28,696)	(269,077)	(287,695)
Net increase (decrease) in net assets from contract transactions	(17,054)	31,330	(578,479)	(178,960)
Total increase (decrease) in net assets	127,301	(182,444)	(401,703)	(846,111)
Net assets
Beginning of period	1,218,090	1,400,534	4,017,278	4,863,389
End of period	$1,345,391	$1,218,090	$3,615,575	$4,017,278

	Ultra Series		Ultra Series
	Conservative Allocation Fund,		Diversified Income
	Class I, Subaccount		Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$2,640	$1,652	$855,946	$721,178
Net realized gain (loss) on investments	(3,320)	3,064	5,693,068	4,930,737
Net change in unrealized appreciation (depreciation) on investments	11,732	(31,602)	(5,268,562)	(10,725,142)
Net increase (decrease) in net assets resulting from operations	11,052	(26,886)	1,280,452	(5,073,227)
Contract transactions
Payments received from contract owners	4,698	4,636	2,114,955	2,258,043
Transfers between subaccounts (including fixed accounts), net	58	(75)	158,694	185,874
Payment for contract benefits and terminations	(11,622)	(131)	(4,343,294)	(2,439,043)
Contract charges and fees	(16,847)	(15,578)	(2,715,485)	(2,781,312)
Net increase (decrease) in net assets from contract transactions	(23,713)	(11,148)	(4,785,130)	(2,776,438)
Total increase (decrease) in net assets	(12,661)	(38,034)	(3,504,678)	(7,849,665)
Net assets
Beginning of period	158,711	196,745	52,432,208	60,281,873
End of period	$146,050	$158,711	$48,927,530	$52,432,208

See accompanying notes to financial statements

CMFG Variable Life Insurance Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	Ultra Series		Ultra Series
	High Income Fund,		International Stock Fund,
	Class I, Subaccount		Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$32,174	$29,848	$(3,290)	$(3,192)
Net realized gain (loss) on investments	(10,099)	(12,336)	(15,210)	8,515
Net change in unrealized appreciation (depreciation) on investments	38,411	(105,893)	353,412	(499,629)
Net increase (decrease) in net assets resulting from operations	60,486	(88,381)	334,912	(494,306)
Contract transactions
Payments received from contract owners	30,831	32,172	122,289	125,538
Transfers between subaccounts (including fixed accounts), net	9,712	(16,752)	(1,117)	115,387
Payment for contract benefits and terminations	(27,258)	(25,488)	(153,457)	(63,563)
Contract charges and fees	(28,041)	(27,815)	(80,392)	(75,884)
Net increase (decrease) in net assets from contract transactions	(14,756)	(37,883)	(112,677)	101,478
Total increase (decrease) in net assets	45,730	(126,264)	222,235	(392,828)
Net assets
Beginning of period	739,901	866,165	2,281,077	2,673,905
End of period	$785,631	$739,901	$2,503,312	$2,281,077

	Ultra Series		Ultra Series
	Large Cap Growth Fund,		Large Cap Value Fund,
	Class I, Subaccount		Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$(280,416)	$(262,439)	$994,696	$972,174
Net realized gain (loss) on investments	4,713,992	3,376,957	885,207	5,199,902
Net change in unrealized appreciation (depreciation) on investments	7,141,595	(11,339,495)	(938,819)	(10,470,070)
Net increase (decrease) in net assets resulting from operations	11,575,171	(8,224,977)	941,084	(4,297,994)
Contract transactions
Payments received from contract owners	1,607,108	1,660,364	2,782,968	2,978,822
Transfers between subaccounts (including fixed accounts), net	282,275	253,571	26,679	(218,987)
Payment for contract benefits and terminations	(4,058,166)	(2,087,443)	(3,286,687)	(3,248,365)
Contract charges and fees	(1,924,524)	(1,915,034)	(3,352,187)	(3,418,257)
Net increase (decrease) in net assets from contract transactions	(4,093,307)	(2,088,542)	(3,829,227)	(3,906,787)
Total increase (decrease) in net assets	7,481,864	(10,313,519)	(2,888,143)	(8,204,781)
Net assets
Beginning of period	47,959,847	58,273,366	66,495,535	74,700,316
End of period	$55,441,711	$47,959,847	$63,607,392	$66,495,535

See accompanying notes to financial statements

CMFG Variable Life Insurance Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	Ultra Series		Ultra Series
	Mid Cap Fund,		Moderate Allocation
	Class I, Subaccount		Fund, Class I, Subaccount
	2023	2022	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$(182,458)	$(221,822)	$35,492	$20,984
Net realized gain (loss) on investments	2,137,423	2,267,731	(27,341)	139,973
Net change in unrealized appreciation (depreciation) on investments	3,842,137	(6,057,150)	196,219	(520,425)
Net increase (decrease) in net assets resulting from operations	5,797,102	(4,011,241)	204,370	(359,468)
Contract transactions
Payments received from contract owners	812,394	842,603	88,264	91,164
Transfers between subaccounts (including fixed accounts), net	(99,903)	20,178	3,839	740
Payment for contract benefits and terminations	(2,115,237)	(914,698)	(100,098)	(15,131)
Contract charges and fees	(878,149)	(876,868)	(93,641)	(97,342)
Net increase (decrease) in net assets from contract transactions	(2,280,895)	(928,785)	(101,636)	(20,569)
Total increase (decrease) in net assets	3,516,207	(4,940,026)	102,734	(380,037)
Net assets
Beginning of period	23,915,072	28,855,098	2,128,858	2,508,895
End of period	$27,431,279	$23,915,072	$2,231,592	$2,128,858

	Vanguard
	VIF Money Market
	Portfolio, Subaccount
	2023	2022
Increase (decrease) in net assets from operations
Net investment income (loss)	$60,313	$8,859
Net realized gain (loss) on investments	16	48
Net change in unrealized appreciation (depreciation) on investments	-	-
Net increase (decrease) in net assets resulting from operations	60,329	8,907
Contract transactions
Payments received from contract owners	170,819	174,266
Transfers between subaccounts (including fixed accounts), net	33,200	58,610
Payment for contract benefits and terminations	(35,162)	(71,780)
Contract charges and fees	(186,109)	(184,113)
Net increase (decrease) in net assets from contract transactions	(17,252)	(23,017)
Total increase (decrease) in net assets	43,077	(14,110)
Net assets
Beginning of period	1,475,414	1,489,524
End of period	$1,518,491	$1,475,414

See accompanying notes to financial statements

CMFG Variable Life Insurance Account

Notes to Financial Statements

(1) Organization

The CMFG Variable Life Insurance Account (“the Account”) is a separate account of CMFG Life Insurance Company (“the Company”). The Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”), as amended.

The Account was established to receive and invest net premiums paid by the contract owners to the Company under two flexible premium variable life insurance contract types issued by the Company: MEMBERS® Variable Universal Life and UltraVers ALL-LifeSM (type 1) and MEMBERS® Variable Universal Life II (type 2) (“contracts”).

The Account is divided into a number of subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each subaccount invests solely in a corresponding portfolio of one of the following funds, each an open-end investment management company registered with the SEC.

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets VIP Fund (1)

Invesco Variable Insurance Funds

Invesco V.I. Global Strategic Income Fund(1)

MFS® Variable Insurance Trust II

MFS® Strategic Income Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

(1) This subaccount is only available in the MEMBERS® Variable

Universal Life II (type 2) product.

Ultra Series Fund

Aggressive Allocation Fund (1)

Core Bond Fund

Conservative Allocation Fund (1)

Diversified Income Fund

High Income Fund (1)

International Stock Fund (1)

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund

Moderate Allocation Fund (1)

Vanguard Variable Insurance Fund

Vanguard VIF Money Market Portfolio

The accompanying financial statements include only the contract owner assets, deposits, investment activity, and the contract transactions applicable to the variable portions of the contracts and exclude assets and activity for deposits for fixed dollar benefits, which are included in the general account of the Company. The net investment income and the realized and unrealized gains and losses from the assets for each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

(2) Significant Accounting Policies

Basis of Presentation

The Account is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation

Investments are made in shares of a fund and are recorded at fair value, determined by the net asset value per share of the respective fund. Investment transactions in each fund are recorded on the trade date. Realized gains and losses on redemptions of the shares of the fund are determined using the average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund. The difference between cost and fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

CMFG Variable Life Insurance Account

Notes to Financial Statements

(2) Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the consolidated federal income tax return of CUNA Mutual Holding Company (“CMHC”), the Company’s ultimate parent, and its eligible subsidiaries. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). The Account’s activities are included in the Company’s taxable income. Under current provisions of the IRC, the Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Account to the extent these earnings are credited to the contract owner’s account. Accordingly, no provision for income tax is currently recorded. If such taxes are incurred by the Company in the future, a tax provision may be recorded.

(3) Fees and Charges

Contract Charges

In addition to charges for premium taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by the Company by redeeming an appropriate number of units for each contract and are included in contract charges and fees in the accompanying Statements of Changes in Net Assets of the applicable subaccount.

Administrative Fee: The Company has primary responsibility for the administration of the Account and the contracts issued. As reimbursement for these expenses, the Company may assess each contract a monthly administrative fee which is processed through redemption of units. This fee on an annual basis is $0.45 per $1,000 of the amount specified in the contract for the first ten contract years. This fee is not assessed after ten contract years.

Surrender Charges: For the type 1 product, the sales and administrative expenses are incurred when a contract is issued and are deferred (deferred charges) until the contract is surrendered. Such charges are not collected at all if the contract is held for nine years, or if the insured dies during the first ten years.

For the type 2 product, in the event a contract owner surrenders a contract prior to nine years, the contract owner is assessed and the Company records a contractual surrender charge to compensate the Company for certain sales and administrative expenses. There are no surrender charges assessed after nine years.

All outstanding contracts are past the nine year surrender charge period.

Cost of Insurance and Additional Benefits Provided: The Company is responsible for providing the insurance benefits stated in the contract. The cost of insurance is determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables such as the death benefit option selected by the contract owner, the benefit amount specified in the contract, and the cash value, all as described in the Account’s prospectus. Several riders are available on the contracts that provide additional benefits, including children’s insurance, guaranteed insurability, accidental death benefit, other insured term rider, and disability waiver of deductions or premium which can also impact the cost of insurance.

Account Charges

Mortality and Expense Risk Charge: The Company deducts a daily mortality and expense risk charge from the assets of the subaccount to compensate it for assuming certain mortality and expense risks at an annual rate of 0.90%. These charges are included in mortality and expense charges in the accompanying Statements of Operations of the applicable subaccount.

CMFG Variable Life Insurance Account

Notes to Financial Statements

(4) Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Account has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

●	Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Account has the ability to access at the measurement date.

●	Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, (iii) inputs other than quoted prices that are observable for the asset or liability, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3: One or more significant inputs are unobservable and reflect the Account’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The hierarchy requires the use of market observable information when available for assessing fair value.

CMFG Variable Life Insurance Account

Notes to Financial Statements

(4) Fair Value (continued)

The following table summarizes the Account’s assets that are measured at fair value as of December 31, 2023. All of the Account’s assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

December 31, 2023 Assets, at Fair Value	Total
Templeton Developing Markets VIP Fund, Class 2, Subaccount	$5,723
Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	6,333
MFS® Strategic Income Portfolio, Initial Class, Subaccount	137,274
T. Rowe Price International Stock Portfolio, Subaccount	5,309,400
Ultra Series Aggressive Allocation Fund, Class I, Subaccount	1,345,391
Ultra Series Core Bond Fund, Class I, Subaccount	3,615,575
Ultra Series Conservative Allocation Fund, Class I, Subaccount	146,050
Ultra Series Diversified Income Fund, Class I, Subaccount	48,927,530
Ultra Series High Income Fund, Class I, Subaccount	785,631
Ultra Series International Stock Fund, Class I, Subaccount	2,503,312
Ultra Series Large Cap Growth Fund, Class I, Subaccount	55,441,711
Ultra Series Large Cap Value Fund, Class I, Subaccount	63,607,392
Ultra Series Mid Cap Fund, Class I, Subaccount	27,431,279
Ultra Series Moderate Allocation Fund, Class I, Subaccount	2,231,592
Vanguard VIF Money Market Portfolio, Subaccount	1,518,491

The following table summarizes the Account’s assets that are measured at fair value as of December 31, 2022. All of the Account’s assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

December 31, 2022 Assets, at Fair Value	Total
Templeton Developing Markets VIP Fund, Class 2, Subaccount	$6,120
Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	6,024
MFS® Strategic Income Portfolio, Initial Class, Subaccount	148,894
T. Rowe Price International Stock Portfolio, Subaccount	5,072,047
Ultra Series Aggressive Allocation Fund, Class I, Subaccount	1,218,090
Ultra Series Core Bond Fund, Class I, Subaccount	4,017,278
Ultra Series Conservative Allocation Fund, Class I, Subaccount	158,711
Ultra Series Diversified Income Fund, Class I, Subaccount	52,432,208
Ultra Series High Income Fund, Class I, Subaccount	739,901
Ultra Series International Stock Fund, Class I, Subaccount	2,281,077
Ultra Series Large Cap Growth Fund, Class I, Subaccount	47,959,847
Ultra Series Large Cap Value Fund, Class I, Subaccount	66,495,535
Ultra Series Mid Cap Fund, Class I, Subaccount	23,915,072
Ultra Series Moderate Allocation Fund, Class I, Subaccount	2,128,858
Vanguard VIF Money Market Portfolio, Subaccount	1,475,414

There were no Level 3 investments in the Account, therefore, Level 3 roll-forward tables have not been provided. There were no transfers between levels during the years ended December 31, 2023 and 2022.

CMFG Variable Life Insurance Account

Notes to Financial Statements

(5) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2023 are as follows:

Year Ended December 31, 2023	Purchases	Sales
Templeton Developing Markets VIP Fund, Class 2, Subaccount	$121	$1,120
Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	8	223
MFS® Strategic Income Portfolio, Initial Class, Subaccount	5,230	21,928
T. Rowe Price International Stock Portfolio, Subaccount	162,295	660,600
Ultra Series Aggressive Allocation Fund, Class I, Subaccount	76,618	75,160
Ultra Series Core Bond Fund, Class I, Subaccount	270,217	762,991
Ultra Series Conservative Allocation Fund, Class I, Subaccount	7,840	28,913
Ultra Series Diversified Income Fund, Class I, Subaccount	8,025,804	5,537,983
Ultra Series High Income Fund, Class I, Subaccount	63,718	46,299
Ultra Series International Stock Fund, Class I, Subaccount	112,345	228,311
Ultra Series Large Cap Growth Fund, Class I, Subaccount	5,334,646	4,979,920
Ultra Series Large Cap Value Fund, Class I, Subaccount	3,594,849	4,863,720
Ultra Series Mid Cap Fund, Class I, Subaccount	2,316,558	2,715,886
Ultra Series Moderate Allocation Fund, Class I, Subaccount	96,706	161,491
Vanguard VIF Money Market Portfolio, Subaccount	170,638	127,561

The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2022 are as follows:

Year Ended December 31, 2022	Purchases	Sales
Templeton Developing Markets VIP Fund, Class 2, Subaccount	$755	$1,040
Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount	12	363
MFS® Strategic Income Portfolio, Initial Class, Subaccount	7,483	24,203
T. Rowe Price International Stock Portfolio, Subaccount	268,391	433,729
Ultra Series Aggressive Allocation Fund, Class I, Subaccount	173,220	30,918
Ultra Series Core Bond Fund, Class I, Subaccount	244,660	331,046
Ultra Series Conservative Allocation Fund, Class I, Subaccount	11,481	16,414
Ultra Series Diversified Income Fund, Class I, Subaccount	6,478,739	3,596,097
Ultra Series High Income Fund, Class I, Subaccount	55,500	63,536
Ultra Series International Stock Fund, Class I, Subaccount	197,295	79,120
Ultra Series Large Cap Growth Fund, Class I, Subaccount	4,264,797	3,206,540
Ultra Series Large Cap Value Fund, Class I, Subaccount	7,327,845	4,945,144
Ultra Series Mid Cap Fund, Class I, Subaccount	2,571,337	1,494,339
Ultra Series Moderate Allocation Fund, Class I, Subaccount	233,909	81,645
Vanguard VIF Money Market Portfolio, Subaccount	161,164	175,273

CMFG Variable Life Insurance Account

Notes to Financial Statements

(6) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	Templeton		Invesco V.I.
	Developing		Global Strategic
	Markets VIP		Income Fund,
	Fund, Class 2,		Non-Service Shares,
	Subaccount		Subaccount
	Type 1 ^	Type 2	Type 1 ^	Type 2
Units outstanding at December 31, 2021	-	331	-	1,442
Units issued	-	-	-	-
Units redeemed	-	(48)	-	(64)
Units outstanding at December 31, 2022	-	283	-	1,378
Units issued	-	-	-	-
Units redeemed	-	(46)	-	(30)
Units outstanding at December 31, 2023	-	237	-	1,348

	MFS®		T. Rowe Price
	Strategic		International
	Income Portfolio,		Stock
	Initial Class,		Portfolio,
	Subaccount		Subaccount
	Type 1	Type 2	Type 1	Type 2
Units outstanding at December 31, 2021	6,451	6	198,934	4,186
Units issued	-	-	13,970	-
Units redeemed	(822)	(1)	(24,444)	(524)
Units outstanding at December 31, 2022	5,629	5	188,460	3,662
Units issued	-	-	13,972	-
Units redeemed	(763)	(1)	(31,210)	(259)
Units outstanding at December 31, 2023	4,866	4	171,222	3,403

	Ultra Series		Ultra Series
	Aggressive		Core Bond
	Allocation		Fund,
	Fund, Class I,		Class I,
	Subaccount		Subaccount
	Type 1 ^	Type 2	Type 1	Type 2
Units outstanding at December 31, 2021	-	74,655	55,351	90,083
Units issued	-	6,596	3,668	97,249
Units redeemed	-	(4,738)	(6,616)	(98,873)
Units outstanding at December 31, 2022	-	76,513	52,403	88,459
Units issued	-	7,134	4,580	101,324
Units redeemed	-	(8,063)	(15,549)	(104,594)
Units outstanding at December 31, 2023	-	75,584	41,434	85,189

^ This Subaccount is not available in this product type.

CMFG Variable Life Insurance Account

Notes to Financial Statements

(6) Changes in Units Outstanding (continued)

	Ultra Series		Ultra Series
	Conservative		Diversified
	Allocation Fund,		Income
	Class I,		Fund, Class I,
	Subaccount		Subaccount
	Type 1 ^	Type 2	Type 1	Type 2
Units outstanding at December 31, 2021	-	11,607	338,452	279,672
Units issued	-	306	15,265	63,684
Units redeemed	-	(1,027)	(32,590)	(75,120)
Units outstanding at December 31, 2022	-	10,886	321,127	268,236
Units issued	-	312	15,031	62,408
Units redeemed	-	(1,872)	(45,773)	(82,346)
Units outstanding at December 31, 2023	-	9,326	290,385	248,298

	Ultra Series		Ultra Series
	High Income		International
	Fund,		Stock Fund,
	Class I,		Class I,
	Subaccount		Subaccount
	Type 1 ^	Type 2	Type 1 ^	Type 2
Units outstanding at December 31, 2021	-	34,702	-	91,011
Units issued	-	34,415	-	114,539
Units redeemed	-	(36,100)	-	(110,346)
Units outstanding at December 31, 2022	-	33,017	-	95,204
Units issued	-	33,925	-	113,898
Units redeemed	-	(34,558)	-	(118,172)
Units outstanding at December 31, 2023	-	32,384	-	90,930

	Ultra Series		Ultra Series
	Large Cap		Large Cap
	Growth Fund,		Value Fund,
	Class I,		Class I,
	Subaccount		Subaccount
	Type 1	Type 2	Type 1	Type 2
Units outstanding at December 31, 2021	406,685	338,522	325,284	380,776
Units issued	17,469	105,213	16,142	166,096
Units redeemed	(37,263)	(108,719)	(34,741)	(182,941)
Units outstanding at December 31, 2022	386,891	335,016	306,685	363,931
Units issued	17,158	90,758	15,927	171,590
Units redeemed	(41,395)	(133,423)	(33,763)	(194,609)
Units outstanding at December 31, 2023	362,654	292,351	288,849	340,912

^ This Subaccount is not available in this product type.

CMFG Variable Life Insurance Account

Notes to Financial Statements

(6) Changes in Units Outstanding (continued)

	Ultra Series		Ultra Series
	Mid Cap		Moderate
	Fund,		Allocation
	Class I,		Fund, Class I,
	Subaccount		Subaccount
	Type 1	Type 2	Type 1 ^	Type 2
Units outstanding at December 31, 2021	237,966	183,379	-	136,650
Units issued	13,175	71,294	-	15,568
Units redeemed	(19,605)	(79,948)	-	(17,052)
Units outstanding at December 31, 2022	231,536	174,725	-	135,166
Units issued	8,520	67,732	-	15,964
Units redeemed	(24,984)	(86,141)	-	(22,211)
Units outstanding at December 31, 2023	215,072	156,316	-	128,919

	Vanguard
	VIF Money
	Market
	Portfolio,
	Subaccount
	Type 1	Type 2
Units outstanding at December 31, 2021	55,287	92,924
Units issued	18,404	26,778
Units redeemed	(19,307)	(27,861)
Units outstanding at December 31, 2022	54,384	91,841
Units issued	13,502	24,169
Units redeemed	(13,943)	(25,473)
Units outstanding at December 31, 2023	53,943	90,537

^ This Subaccount is not available in this product type.

CMFG Variable Life Insurance Account

Notes to Financial Statements

(7) Financial Highlights

The table below provides financial highlights for each subaccount for the year ended December 31, 2023 and for the four preceding years ended December 31. In certain instances, fewer years are presented because the subaccount was not available for the entire five-year period.

	Templeton Developing Markets VIP Fund, Class 2, Subaccount
	2023		2022		2021		2020		2019
	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2
Unit value - Beginning of period	-	$21.63	-	$27.99	-	$29.98	-	$25.87	-	$20.56
Unit value - End of period	-	$24.15	-	$21.63	-	$27.99	-	$29.98	-	$25.87
Net assets at end of period (000’s)	-	$6	-	$6	-	$9	-	$13	-	$12
Units outstanding at end of period (000’s)	-	-	-	-	-	-	-	-	-	-
Total return (1)	-	11.64%	-	-22.74%	-	-6.64%	-	15.89%	-	25.83%
Investment income ratio (2)	-	2.03%	-	2.68%	-	0.74%	-	4.47%	-	0.99%
Expense ratio (3)	-	0.90%	-	0.90%	-	0.90%	-	0.90%	-	0.90%

	Invesco V.I. Global Strategic Income Fund, Non-Service Shares, Subaccount
	2023		2022		2021		2020		2019
	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2
Unit value - Beginning of period	-	$4.37	-	$4.99	-	$5.21	-	$5.08	-	$4.61
Unit value - End of period	-	$4.70	-	$4.37	-	$4.99	-	$5.21	-	$5.08
Net assets at end of period (000’s)	-	$6	-	$6	-	$7	-	$8	-	$8
Units outstanding at end of period (000’s)	-	1	-	1	-	1	-	2	-	2
Total return (1)	-	7.51%	-	-12.39%	-	-4.24%	-	2.56%	-	10.20%
Investment income ratio (2)	-	0.00%	-	0.00%	-	4.47%	-	5.94%	-	3.75%
Expense ratio (3)	-	0.90%	-	0.90%	-	0.90%	-	0.90%	-	0.90%

	MFS® Strategic Income Portfolio, Initial Class, Subaccount
	2023		2022		2021		2020		2019
	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2
Unit value - Beginning of period	$26.43	$22.55	$30.89	$24.83	$31.02	$28.33	$28.65	$25.71	$25.88	$22.75
Unit value - End of period	$28.19	$24.13	$26.43	$22.55	$30.89	$24.83	$31.02	$28.33	$28.65	$25.71
Net assets at end of period (000’s)	$137	$-	$149	$-	$199	$-	$220	$-	$223	$-
Units outstanding at end of period (000’s)	5	-	6	-	6	-	7	-	8	-
Total return (1)	6.66%	7.01%	-14.43%	-9.19%	-0.42%	-12.34%	8.27%	10.20%	10.70%	13.03%
Investment income ratio (2)	3.63%	3.63%	3.43%	3.43%	3.04%	3.04%	3.75%	3.75%	3.51%	3.51%
Expense ratio (3)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

	T. Rowe Price International Stock Portfolio, Subaccount
	2023		2022		2021		2020		2019
	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2
Unit value - Beginning of period	$26.60	$16.11	$31.87	$19.29	$31.76	$19.23	$27.95	$16.92	$22.13	$13.38
Unit value - End of period	$30.64	$18.56	$26.60	$16.11	$31.87	$19.29	$31.76	$19.23	$27.95	$16.92
Net assets at end of period (000’s)	$5,246	$63	$5,013	$59	$6,340	$81	$6,655	$86	$6,360	$84
Units outstanding at end of period (000’s)	171	3	188	4	199	4	210	4	227	5
Total return (1)	15.19%	15.21%	-16.54%	-16.49%	0.35%	0.31%	13.63%	13.65%	26.30%	26.46%
Investment income ratio (2)	0.97%	0.97%	0.77%	0.77%	0.56%	0.56%	0.60%	0.60%	2.39%	2.39%
Expense ratio (3)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

^ This Subaccount is not available in this product type.

CMFG Variable Life Insurance Account

Notes to Financial Statements

(7) Financial Highlights (continued)

	Ultra Series Aggressive Allocation Fund, Class I, Subaccount
	2023		2022		2021		2020		2019
	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2
Unit value - Beginning of period	-	$15.92	-	$18.76	-	$17.16	-	$15.70	-	$13.25
Unit value - End of period	-	$17.80	-	$15.92	-	$18.76	-	$17.16	-	$15.70
Net assets at end of period (000’s)	-	$1,345	-	$1,218	-	$1,401	-	$1,246	-	$1,143
Units outstanding at end of period (000’s)	-	76	-	77	-	75	-	73	-	73
Total return (1)	-	11.81%	-	-15.14%	-	9.32%	-	9.30%	-	18.49%
Investment income ratio (2)	-	2.32%	-	1.80%	-	2.87%	-	1.49%	-	1.64%
Expense ratio (3)	-	0.90%	-	0.90%	-	0.90%	-	0.90%	-	0.90%

	Ultra Series Core Bond Fund, Class I, Subaccount
	2023		2022		2021		2020		2019
	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2
Unit value - Beginning of period	$47.66	$17.18	$55.38	$19.96	$56.78	$20.46	$52.64	$18.96	$48.96	$17.65
Unit value - End of period	$50.13	$18.06	$47.66	$17.18	$55.38	$19.96	$56.78	$20.46	$52.64	$18.96
Net assets at end of period (000’s)	$2,077	$1,539	$2,498	$1,520	$3,065	$1,798	$3,400	$1,791	$3,500	$1,919
Units outstanding at end of period (000’s)	41	85	52	88	55	90	60	88	67	101
Total return (1)	5.18%	5.12%	-13.94%	-13.93%	-2.47%	-2.44%	7.86%	7.91%	7.52%	7.42%
Investment income ratio (2)	3.12%	3.12%	2.64%	2.64%	2.26%	2.26%	2.53%	2.53%	2.68%	2.68%
Expense ratio (3)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

	Ultra Series Conservative Allocation Fund, Class I, Subaccount
	2023		2022		2021		2020		2019
	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2
Unit value - Beginning of period	-	$14.58	-	$16.95	-	$16.50	-	$15.23	-	$13.62
Unit value - End of period	-	$15.66	-	$14.58	-	$16.95	-	$16.50	-	$15.23
Net assets at end of period (000’s)	-	$146	-	$159	-	$197	-	$204	-	$219
Units outstanding at end of period (000’s)	-	9	-	11	-	12	-	12	-	14
Total return (1)	-	7.41%	-	-13.98%	-	2.73%	-	8.34%	-	11.82%
Investment income ratio (2)	-	2.59%	-	1.86%	-	1.92%	-	2.00%	-	1.98%
Expense ratio (3)	-	0.90%	-	0.90%	-	0.90%	-	0.90%	-	0.90%

	Ultra Series Diversified Income Fund, Class I, Subaccount
	2023		2022		2021		2020		2019
	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2
Unit value - Beginning of period	$139.52	$28.44	$152.42	$31.09	$133.83	$27.29	$125.13	$25.52	$105.66	$21.55
Unit value - End of period	$143.49	$29.24	$139.52	$28.44	$152.42	$31.09	$133.83	$27.29	$125.13	$25.52
Net assets at end of period (000’s)	$41,667	$7,260	$44,804	$7,629	$51,587	$8,695	$48,342	$8,097	$48,233	$8,215
Units outstanding at end of period (000’s)	290	248	321	268	338	280	361	297	385	321
Total return (1)	2.85%	2.81%	-8.46%	-8.52%	13.89%	13.92%	6.95%	6.94%	18.43%	18.42%
Investment income ratio (2)	2.62%	2.62%	2.22%	2.22%	1.84%	1.84%	2.22%	2.22%	2.01%	2.01%
Expense ratio (3)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

^ This Subaccount is not available in this product type.

CMFG Variable Life Insurance Account

Notes to Financial Statements

(7) Financial Highlights (continued)

	Ultra Series High Income Fund, Class I, Subaccount
	2023		2022		2021		2020		2019
	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2
Unit value - Beginning of period	-	$22.41	-	$24.96	-	$24.19	-	$23.03	-	$21.40
Unit value - End of period	-	$24.26	-	$22.41	-	$24.96	-	$24.19	-	$23.03
Net assets at end of period (000’s)	-	$786	-	$740	-	$866	-	$858	-	$865
Units outstanding at end of period (000’s)	-	32	-	33	-	35	-	35	-	38
Total return (1)	-	8.26%	-	-10.22%	-	3.18%	-	5.04%	-	7.62%
Investment income ratio (2)	-	5.15%	-	4.75%	-	4.26%	-	5.07%	-	4.97%
Expense ratio (3)	-	0.90%	-	0.90%	-	0.90%	-	0.90%	-	0.90%

	Ultra Series International Stock Fund, Class I, Subaccount
	2023		2022		2021		2020		2019
	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2
Unit value - Beginning of period	-	$23.96	-	$29.38	-	$30.04	-	$27.87	-	$23.36
Unit value - End of period	-	$27.53	-	$23.96	-	$29.38	-	$30.04	-	$27.87
Net assets at end of period (000’s)	-	$2,503	-	$2,281	-	$2,674	-	$2,712	-	$2,590
Units outstanding at end of period (000’s)	-	91	-	95	-	91	-	90	-	93
Total return (1)	-	14.90%	-	-18.45%	-	-2.20%	-	7.79%	-	19.31%
Investment income ratio (2)	-	0.76%	-	0.76%	-	0.94%	-	1.07%	-	1.79%
Expense ratio (3)	-	0.90%	-	0.90%	-	0.90%	-	0.90%	-	0.90%

	Ultra Series Large Cap Growth Fund, Class I, Subaccount
	2023		2022		2021		2020		2019
	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2
Unit value - Beginning of period	$96.53	$31.68	$112.54	$36.94	$92.37	$30.32	$81.67	$26.80	$62.97	$20.66
Unit value - End of period	$120.89	$39.68	$96.53	$31.68	$112.54	$36.94	$92.37	$30.32	$81.67	$26.80
Net assets at end of period (000’s)	$43,841	$11,600	$37,347	$10,613	$45,768	$12,505	$39,210	$10,646	$37,427	$9,997
Units outstanding at end of period (000’s)	363	292	387	335	407	339	424	351	457	372
Total return (1)	25.24%	25.25%	-14.23%	-14.24%	21.84%	21.83%	13.10%	13.13%	29.70%	29.72%
Investment income ratio (2)	0.35%	0.35%	0.38%	0.38%	0.36%	0.36%	0.47%	0.47%	0.59%	0.59%
Expense ratio (3)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

	Ultra Series Large Cap Value Fund, Class I, Subaccount
	2023		2022		2021		2020		2019
	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2
Unit value - Beginning of period	$189.29	$23.20	$200.85	$24.60	$165.65	$20.29	$173.63	$21.27	$140.62	$17.23
Unit value - End of period	$192.38	$23.58	$189.29	$23.20	$200.85	$24.60	$165.65	$20.29	$173.63	$21.27
Net assets at end of period (000’s)	$55,569	$8,039	$58,052	$8,443	$65,333	$9,367	$57,452	$8,064	$65,842	$8,774
Units outstanding at end of period (000’s)	289	341	307	364	325	381	347	397	378	411
Total return (1)	1.63%	1.64%	-5.76%	-5.69%	21.25%	21.24%	-4.60%	-4.61%	23.47%	23.45%
Investment income ratio (2)	2.48%	2.48%	2.33%	2.33%	1.88%	1.88%	1.69%	1.69%	1.44%	1.44%
Expense ratio (3)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

^ This Subaccount is not available in this product type.

CMFG Variable Life Insurance Account

Notes to Financial Statements

(7) Financial Highlights (continued)

	Ultra Series Mid Cap Fund, Class I, Subaccount
	2023		2022		2021		2020		2019
	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2
Unit value - Beginning of period	$53.83	$65.54	$62.56	$76.17	$49.94	$60.80	$45.83	$55.78	$34.54	$42.04
Unit value - End of period	$67.67	$82.38	$53.83	$65.54	$62.56	$76.17	$49.94	$60.80	$45.83	$55.78
Net assets at end of period (000’s)	$14,554	$12,877	$12,464	$11,451	$14,887	$13,968	$12,423	$11,850	$12,144	$11,517
Units outstanding at end of period (000’s)	215	156	232	175	238	183	249	195	264	206
Total return (1)	25.71%	25.69%	-13.95%	-13.96%	25.27%	25.28%	8.97%	9.00%	32.69%	32.68%
Investment income ratio (2)	0.17%	0.17%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expense ratio (3)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

	Ultra Series Moderate Allocation Fund, Class I, Subaccount
	2023		2022		2021		2020		2019
	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2	Type 1 ^	Type 2
Unit value - Beginning of period	-	$15.75	-	$18.36	-	$17.25	-	$15.79	-	$13.69
Unit value - End of period	-	$17.31	-	$15.75	-	$18.36	-	$17.25	-	$15.79
Net assets at end of period (000’s)	-	$2,232	-	$2,129	-	$2,509	-	$2,376	-	$2,258
Units outstanding at end of period (000’s)	-	129	-	135	-	137	-	138	-	143
Total return (1)	-	9.90%	-	-14.22%	-	6.43%	-	9.25%	-	15.34%
Investment income ratio (2)	-	2.55%	-	1.83%	-	2.45%	-	1.66%	-	2.24%
Expense ratio (3)	-	0.90%	-	0.90%	-	0.90%	-	0.90%	-	0.90%

	Vanguard VIF Money Market Portfolio, Subaccount
	2023		2022		2021		2020		2019
	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2	Type 1	Type 2
Unit value - Beginning of period	$10.09	$10.09	$10.05	$10.05	$10.17	$10.17	$10.22	$10.22	$10.10	$10.10
Unit value - End of period	$10.51	$10.51	$10.09	$10.09	$10.05	$10.05	$10.17	$10.17	$10.22	$10.22
Net assets at end of period (000’s)	$567	$952	$549	$927	$556	$934	$728	$770	$749	$807
Units outstanding at end of period (000’s)	54	91	54	92	55	93	72	76	73	79
Total return (1)	4.16%	4.16%	0.40%	0.40%	-1.18%	-1.18%	-0.49%	-0.49%	1.19%	1.19%
Investment income ratio (2)	4.93%	4.93%	1.50%	1.50%	0.01%	0.01%	0.52%	0.52%	2.25%	2.25%
Expense ratio (3)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

^ This Subaccount is not available in this product type.

(1) The Total Return represents the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year.

(2) The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the daily average net assets for the period indicated. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) The Expense Ratio represents the annualized contract expenses of the respective contract of the Account, consisting primarily of mortality and expense risk charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(8) Subsequent Events

The Account evaluated subsequent events through the date the financial statements were issued. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.